Exhibit 99.6

Data Compare Summary (Total)
Run Date - 10/2/2026 3:49:21 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	6	0.00%	24
Appraised Value	0	12	0.00%	24
Borrower Citizenship	0	6	0.00%	24
Borrower Current City	1	6	16.67%	24
Borrower Current State	0	6	0.00%	24
Borrower Current Street	1	6	16.67%	24
Borrower Current Zip	1	6	16.67%	24
Borrower First Name	0	12	0.00%	24
Borrower Full Name	3	13	23.08%	24
Borrower Last Name	1	12	8.33%	24
City	1	24	4.17%	24
Coborrower Citizenship	0	6	0.00%	24
Coborrower First Name	0	3	0.00%	24
Coborrower Last Name	0	3	0.00%	24
Doc Type	5	6	83.33%	24
Investor: Qualifying Housing Ratio	3	3	100.00%	24
Investor: Qualifying Total Debt Ratio	1	3	33.33%	24
Lien Position	0	6	0.00%	24
Mortgage Type	0	6	0.00%	24
Occupancy	0	12	0.00%	24
Original CLTV	0	12	0.00%	24
Original Interest Rate	0	6	0.00%	24
Original Loan Amount	0	12	0.00%	24
Original LTV	0	12	0.00%	24
Origination Channel	0	6	0.00%	24
Product Description	1	6	16.67%	24
Property Type	0	12	0.00%	24
Purpose	0	12	0.00%	24
Representative FICO	0	6	0.00%	24
State	0	24	0.00%	24
Street	1	24	4.17%	24
Universal Loan Identifier (ULI)	0	3	0.00%	24
Zip	0	24	0.00%	24
Total	19	316	6.01%	24